Class A & Class C | The Hillman Advantage Equity Fund
THE HILLMAN ADVANTAGE EQUITY FUND
Investment Objective.
The Fund long-term capital appreciation.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000.  More information about these and other discounts is available from your financial professional and in "Investing in the Funds – Class A Shares" in this Prospectus and in "Additional Purchase and Redemption Information – Sales Charges" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A & Class C The Hillman Advantage Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Class A & Class C The Hillman Advantage Equity Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.39%	1.39%
Total Annual Fund Operating Expenses		2.64%	3.39%
Fee Waiver and/or Expense Reimbursement	[1]	1.14%	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	2.25%
[1]	The Fund's investment advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the administrator under its consolidated fee arrangement. The agreement continues in effect until January 31, 2013 and may not be terminated prior to that date.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Class C The Hillman Advantage Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,246	1,799	3,298
Class C	328	936	1,667	3,600

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A & Class C The Hillman Advantage Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,246	1,799	3,298
Class C	228	936	1,667	3,600

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 13.40% of the average value of its portfolio.

Principal Investment Strategies.
In seeking to achieve its objective, the Fund invests primarily in common stocks of U.S. companies which Hillman Capital Management, Inc. ("Advisor") believes have qualitative and quantitative competitive advantages, as described below, and have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; whose value is not currently well known; or whose value is not fully recognized by the public.  As a matter of investment policy, the Fund will invest so that, under normal circumstances, at least 80% of the value of its total net assets is invested in publicly traded equity securities of various issuers, including common stock, preferred stock, and securities that may be converted into or are exercisable for common or preferred stock.  This investment policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.

In selecting investments for the Fund, the Advisor first looks at qualitative measures of a company.  Qualitative measures of a company include:

• dominance in a particular industry or niche market;
• management style and adaptability;
• strength of pricing and purchasing power;
• barriers to industry competition;
• strength of brand or franchise with commensurate brand loyalty; and
• quality of products and services.

If certain companies meet most or all of the qualitative measures, the Advisor then seeks to identify which of those companies possess certain positive quantitative measures and which of those companies the Advisor feels show superior prospects for growth.  The Advisor may make investments without regard to market capitalization.  These companies may, in the view of the Advisor, exhibit positive changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team, or new management philosophy.  These companies may also be responsible for technological breakthroughs and/or unique solutions to market needs.

The quantitative measures of a company include:

• price-to-book ratio;
• present value of discounted projected cash flows;
• balance sheet strength;
• price-to-sales ratio; and
• price-to-earnings ratio.

 The Advisor allocates a target percentage of total portfolio value to each security it purchases.  Under normal market conditions, the Advisor intends to be fully invested in equities with the portfolio comprised of approximately 45 stocks.  The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following additional risks:

•	Market Risk. Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

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Management Style Risk.  Since different types of securities (e.g., large-cap, mid-cap, growth, value, etc.) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve their investment objectives.

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Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

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Small-cap and Mid-cap Companies Risk.  Investing in the securities of small-cap and mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting www.ncfunds.com.

Class A Shares Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	20.22%	Quarter ended June 30, 2009
Lowest return for a quarter	-21.18%	Quarter ended December 31, 2008

Sales loads are not reflected in the chart above.  If these amounts were reflected, returns would be less than those shown.

Average Annual Total Returns Period Ended December 31, 2011
Average Annual Total Returns - Class A & Class C The Hillman Advantage Equity Fund	Past 1 Year	Past 5 Years	Since Inception of Share Class	Inception Date
Class A	(5.89%)	(1.97%)	0.96%	Jul. 18, 2006
Class A After taxes on distributions	(6.09%)	(2.43%)	0.31%	Jul. 18, 2006
Class A After taxes on distributions and sale of shares	(3.83%)	(1.81%)	0.65%	Jul. 18, 2006
Class C	(1.10%)	(1.14%)	1.68%	Jul. 18, 2006
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	2.11%	(0.25%)	2.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.